Intangible assets and goodwill - Acquisition or manufacturing costs of intangible assets and goodwill (Details)	Sep. 30, 2018 EUR (€)
Detailed information on intangible assets
Intangible assets other than goodwill	€ 683,058,000
Goodwill	12,103,921,000
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	683,058,000
Balance at the end of the period	672,085,000
Reconciliation of goodwill
Balance at the beginning of the period	12,103,921,000
Balance at the end of the period	€ 11,983,016,000